Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 29, 2023	Jun. 30, 2022	Jun. 24, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. Further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance is described under “Compensation Discussion & Analysis” beginning on page 34.

The following table sets forth information concerning the compensation actually paid (“CAP”) of our CEO (“Principle Executive Officer” or “PEO”) and other named executive officers (“NEOs”) for the prior three fiscal years and our financial performance for each such fiscal year:

			Average SCT for	Average CAP to	Value of Initial Fixed $100 Investment Based On:			Company Selected
Fiscal Year	SCT for PEO(1)	CAP to PEO(3)	Non-CEO NEOs(2)	Non-CEO NEOs(3)	TSR(4)	Peer Group TSR(4)	Net Income	Measure: Ending SVA(5)
2023	$2,831,801	$3,619,565	$1,439,694	$1,728,241	$167	$138	$62,857,497	$38,086,106
2022	$1,776,327	$1,944,177	$1,004,984	$1,015,849	$96	$133	$61,786,796	$36,252,945
2021	$3,515,050	$2,784,071	$2,225,858	$1,904,880	$113	$158	$59,740,508	$37,542,497

(1)
Amounts in this column represent the amounts reported for Mr. Jeffrey T. Sanfilippo, our CEO, in the “Total” column of the Summary Compensation Table (“SCT”) for each applicable year.
(2)
Amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group, excluding our CEO, in the “Total” column of the Summary Compensation Table for each applicable year. The NEOs included for purposes of calculating the average amounts for each applicable year are as follows:

Fiscal Year	Non-CEO NEOs
2023	Michael J. Valentine, Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Shayn E. Wallace and Julia A. Pronitcheva

2022	Michael J. Valentine, Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Shayn E. Wallace, Christopher H. Gardier and Michael J. Finn

2021	Michael J. Valentine, Jasper B. Sanfilippo, Jr., Frank S. Pellegrino and Shayn E. Wallace

(3)
Amounts in these columns represent the amount of compensation actually paid, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable fiscal year. The table below describes the adjustments, each of which is required by SEC rules, to calculate compensation actually paid from the summary compensation table totals for the CEO and our non-CEO NEOs.

	2023		2022		2021
Adjustments	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table (SCT) Total	$2,831,801	$1,439,694	$1,776,327	$1,004,984	$3,515,050	$2,225,858
Adjustments for stock awards (a)
(Deduct): Aggregate value for stock awards included in SCT total for the covered fiscal year	(537,150)	(290,573)	(382,517)	(201,760)	(350,611)	(264,674)
Add: Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	860,824	286,941	373,903	191,809	460,741	336,937
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	486,042	169,238	(134,440)	(77,296)	48,194	33,671
Add: Vesting date fair value of award granted and vested during the covered fiscal year	-	78,322	-	-	-	-
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	29,725	34,201	(4,131)	(4,793)	(27,555)	(16,957)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	(68,199)	-	-	-	-
Add: Dividends or other earnings paid on award in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	-	-	-	-	-	-
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	(317,658)	(18,784)	-	-	(1,156,502)	(547,004)
Add: Service cost for the covered fiscal year	265,981	97,401	315,035	102,905	294,754	137,049
Add: Prior service cost for the covered fiscal year	-	-	-	-	-	-
Compensation Actually Paid (CAP)	$3,619,565	$1,728,241	$1,944,177	$1,015,849	$2,784,071	$1,904,880

(a)
The assumptions we used to calculate the value for RSUs included in the calculation of compensation actually paid did not differ materially from those used to calculate grant date fair value for such awards.
(4)
Total shareholder return (“TSR”) is cumulative for the measurement periods beginning on June 26, 2020 and ending on June 29, 2023, June 30, 2022 and June 24, 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group used in this disclosure is the Russell 2000 Consumer Staples Index, which is the same peer group used in Part II, Item 5 of our Annual Report on Form 10-K for the year ended June 29, 2023.
(5)
See Compensation Discussion and Analysis for further discussion on the structure of the SVA Plan.

Named Executive Officers, Footnote
(2)
Amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group, excluding our CEO, in the “Total” column of the Summary Compensation Table for each applicable year. The NEOs included for purposes of calculating the average amounts for each applicable year are as follows:

Fiscal Year	Non-CEO NEOs
2023	Michael J. Valentine, Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Shayn E. Wallace and Julia A. Pronitcheva

2022	Michael J. Valentine, Jasper B. Sanfilippo, Jr., Frank S. Pellegrino, Shayn E. Wallace, Christopher H. Gardier and Michael J. Finn

2021	Michael J. Valentine, Jasper B. Sanfilippo, Jr., Frank S. Pellegrino and Shayn E. Wallace

Peer Group Issuers, Footnote	TSR”) is cumulative for the measurement periods beginning on June 26, 2020 and ending on June 29, 2023, June 30, 2022 and June 24, 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group used in this disclosure is the Russell 2000 Consumer Staples Index, which is the same peer group used in Part II, Item 5 of our Annual Report on Form 10-K for the year ended June 29, 2023.
PEO Total Compensation Amount	$ 2,831,801	$ 1,776,327	$ 3,515,050
PEO Actually Paid Compensation Amount	$ 3,619,565	1,944,177	2,784,071
Adjustment To PEO Compensation, Footnote
(3)
Amounts in these columns represent the amount of compensation actually paid, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable fiscal year. The table below describes the adjustments, each of which is required by SEC rules, to calculate compensation actually paid from the summary compensation table totals for the CEO and our non-CEO NEOs.

	2023		2022		2021
Adjustments	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table (SCT) Total	$2,831,801	$1,439,694	$1,776,327	$1,004,984	$3,515,050	$2,225,858
Adjustments for stock awards (a)
(Deduct): Aggregate value for stock awards included in SCT total for the covered fiscal year	(537,150)	(290,573)	(382,517)	(201,760)	(350,611)	(264,674)
Add: Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	860,824	286,941	373,903	191,809	460,741	336,937
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	486,042	169,238	(134,440)	(77,296)	48,194	33,671
Add: Vesting date fair value of award granted and vested during the covered fiscal year	-	78,322	-	-	-	-
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	29,725	34,201	(4,131)	(4,793)	(27,555)	(16,957)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	(68,199)	-	-	-	-
Add: Dividends or other earnings paid on award in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	-	-	-	-	-	-
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	(317,658)	(18,784)	-	-	(1,156,502)	(547,004)
Add: Service cost for the covered fiscal year	265,981	97,401	315,035	102,905	294,754	137,049
Add: Prior service cost for the covered fiscal year	-	-	-	-	-	-
Compensation Actually Paid (CAP)	$3,619,565	$1,728,241	$1,944,177	$1,015,849	$2,784,071	$1,904,880

Non-PEO NEO Average Total Compensation Amount	$ 1,439,694	1,004,984	2,225,858
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,728,241	1,015,849	1,904,880
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts in these columns represent the amount of compensation actually paid, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable fiscal year. The table below describes the adjustments, each of which is required by SEC rules, to calculate compensation actually paid from the summary compensation table totals for the CEO and our non-CEO NEOs.

	2023		2022		2021
Adjustments	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table (SCT) Total	$2,831,801	$1,439,694	$1,776,327	$1,004,984	$3,515,050	$2,225,858
Adjustments for stock awards (a)
(Deduct): Aggregate value for stock awards included in SCT total for the covered fiscal year	(537,150)	(290,573)	(382,517)	(201,760)	(350,611)	(264,674)
Add: Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	860,824	286,941	373,903	191,809	460,741	336,937
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	486,042	169,238	(134,440)	(77,296)	48,194	33,671
Add: Vesting date fair value of award granted and vested during the covered fiscal year	-	78,322	-	-	-	-
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	29,725	34,201	(4,131)	(4,793)	(27,555)	(16,957)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	(68,199)	-	-	-	-
Add: Dividends or other earnings paid on award in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	-	-	-	-	-	-
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	(317,658)	(18,784)	-	-	(1,156,502)	(547,004)
Add: Service cost for the covered fiscal year	265,981	97,401	315,035	102,905	294,754	137,049
Add: Prior service cost for the covered fiscal year	-	-	-	-	-	-
Compensation Actually Paid (CAP)	$3,619,565	$1,728,241	$1,944,177	$1,015,849	$2,784,071	$1,904,880

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay for performance philosophy. The metrics that the Company uses are selected based on an objective of incentivizing our NEOs to increase our company’s performance, and in particular the economic value added to our business. The financial performance measure that, in our company’s assessment, represent the most important performance measures used to link compensation actually paid to our named executive officers to our company’s performance for fiscal year 2023 is as follows:

•
Ending SVA

Total Shareholder Return Amount	$ 167	96	113
Peer Group Total Shareholder Return Amount	138	133	158
Net Income (Loss)	$ 62,857,497	$ 61,786,796	$ 59,740,508
Company Selected Measure Amount	38,086,106	36,252,945	37,542,497
PEO Name	Mr. Jeffrey T. Sanfilippo	Mr. Jeffrey T. Sanfilippo	Mr. Jeffrey T. Sanfilippo
Measure:: 1
Pay vs Performance Disclosure
Name	Ending SVA
PEO | Adjustments for Stock Awards Aggregate Value for Stock Awards Included in SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (537,150)	$ (382,517)	$ (350,611)
PEO | Adjustments for Stock Awards Fair Value at year-end of Awards Granted During the Covered Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	860,824	373,903	460,741
PEO | Adjustments for Stock Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	486,042	(134,440)	48,194
PEO | Adjustments for Stock Awards Vesting Date Fair Value of Award Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustments for Stock Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions Were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,725	(4,131)	(27,555)
PEO | Adjustments for Stock Awards Granted in Any Prior Fiscal Year That Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustments for Stock Awards Dividends or Other Earnings Paid on Award in the Covered Fiscal Year Prior to Vesting if not Otherwise Included in the SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustments for Defined Benefit Pension Plans Aggregate Change in Actuarial Present Value Included in SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(317,658)	0	(1,156,502)
PEO | Adjustments for Defined Benefit Pension Plans Service Cost for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,981	315,035	294,754
PEO | Adjustments for Defined Benefit Pension Plans Prior Service Cost for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Adjustments for Stock Awards Aggregate Value for Stock Awards Included in SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(290,573)	(201,760)	(264,674)
Non-PEO NEO | Adjustments for Stock Awards Fair Value at year-end of Awards Granted During the Covered Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	286,941	191,809	336,937
Non-PEO NEO | Adjustments for Stock Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,238	(77,296)	33,671
Non-PEO NEO | Adjustments for Stock Awards Vesting Date Fair Value of Award Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,322	0	0
Non-PEO NEO | Adjustments for Stock Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions Were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,201	(4,793)	(16,957)
Non-PEO NEO | Adjustments for Stock Awards Granted in Any Prior Fiscal Year That Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,199)	0	0
Non-PEO NEO | Adjustments for Stock Awards Dividends or Other Earnings Paid on Award in the Covered Fiscal Year Prior to Vesting if not Otherwise Included in the SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Adjustments for Defined Benefit Pension Plans Aggregate Change in Actuarial Present Value Included in SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,784)	0	(547,004)
Non-PEO NEO | Adjustments for Defined Benefit Pension Plans Service Cost for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,401	102,905	137,049
Non-PEO NEO | Adjustments for Defined Benefit Pension Plans Prior Service Cost for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0